Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

Our business model does not heavily rely on third-party software or services, particularly those that are directly integrated into its products or operations. This reduces our dependency on external technology and lessens the potential impact of cybersecurity breaches or disruptions originating from these third-party entities. While data breaches and operational disruptions can still occur, the physical presence of our business allows for alternative methods of product distribution and customer service, reducing the overall impact of cybersecurity related incidents on our operations. Despite a lower risk of cybersecurity related incidents materially affecting our operations, after the IPO, we plan to prioritize the implementation of cybersecurity measures to maintain a secure and reliable business environment. For example, we plan to (i) incorporate cybersecurity clauses into our business contracts; (ii) include specific security requirements and data protection protocols in our vendor contracts to ensure consistent cybersecurity standards across our supply chain; (iii) educate our employees on cybersecurity threats by providing training for employees to recognize and report phishing attempts, social engineering tactics, and other cyber threats; and (v) implement cybersecurity awareness tools and simulations to test employees’ knowledge and response to potential threats. By implementing these measures, we hope that our ability to respond to and recover from any eventual cybersecurity incidents will be enhanced.

Cybersecurity Risk Management Processes Integrated [Text Block]	Our business model does not heavily rely on third-party software or services, particularly those that are directly integrated into its products or operations.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Despite a lower risk of cybersecurity related incidents materially affecting our operations, after the IPO, we plan to prioritize the implementation of cybersecurity measures to maintain a secure and reliable business environment.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false